Shareholder Fees {- Fidelity Infrastructure Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Infrastructure Fund PRO-03 | Fidelity Infrastructure Fund
Shareholder Fees:
(fees paid directly from your investment)	none